Expenses by Nature - Summary of Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [abstract]
Clinical trials related expenses	$ 40,616	$ 81,586	$ 66,005
Employee benefit expenses (Note 7)	15,438	21,573	18,669
Professional service fees	7,545	10,314	10,787
R&D materials and consumable supplies	527	1,178	2,131
Depreciation and amortization	988	1,031	634
Office expenses	716	745	567
Others	598	1,009	717
Total expenses, by nature	$ 66,428	$ 117,436	$ 99,510